FINANCIAL RISK MANAGEMENT - FAIR VALUE ESTIMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	¥ 351,045,000			¥ 321,246,000
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	0	$ 0		0	¥ 242,588,000
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	351,045,000			321,246,000
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	0			0
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	0			0
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	0			0
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVOCI	¥ 351,045,000			¥ 321,246,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.